UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2013

Date of reporting period: SEPTEMBER 30, 2013

ITEM 1.   SCHEDULE OF INVESTMENTS.

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

September 30, 2013

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (78.60%)
Bank Debt (54.09%) (1)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (1.31%)
Expert Global Solutions, LLC, Senior Secured 1st Lien Term Loan B, LIBOR + 7.25%,
1.25% LIBOR Floor, due 4/3/18	$1,644,620	$1,677,513	0.11%
Expert Global Solutions, LLC, Senior Secured 2nd Lien Term Loan, LIBOR + 11%,
1.5% LIBOR Floor, due 10/3/18	$17,348,047	17,642,964	1.20%
Total Accounting, Tax Preparation, Bookkeeping, and Payroll Services		19,320,477

Aerospace Product and Parts Manufacturing (0.01%)
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%, due 3/26/14 (4)	$150,803	81,999	0.01%

Architectural, Engineering, and Related Services (1.50%)
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 13%,
2.5% LIBOR Floor, due 3/31/17 (2)	$476,939	476,939	0.03%
Global Geophysical Services, Inc., Senior Secured 1st Lien Delayed Draw Term Loan,
LIBOR + 9.75%, 1% LIBOR Floor, due 9/30/16 ◊	$-	(29,133)	-
Global Geophysical Services, Inc., Senior Secured 1st Lien Term Loan,
LIBOR + 9.75%, 1% LIBOR Floor, due 9/30/16	$21,731,978	21,623,318	1.47%
Total Architectural, Engineering, and Related Services		22,071,124

Business Support Services (2.87%)
STG-Fairway Acquisitions, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.25%,
1.25% LIBOR Floor, due 8/28/19	$41,208,525	42,238,738	2.87%

Cable and Other Subscription Programming (2.87%)
Medfort, S.a.r.l., 1st Lien Term Loan A, 15% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€3,423,334	4,630,744	0.32%
Medfort, S.a.r.l., 1st Lien Term Loan A2, 15% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€12,035,724	16,280,724	1.11%
Medfort, S.a.r.l., 1st Lien Term Loan B, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€27,623,608	9,547,129	0.65%
Medfort, S.a.r.l., 1st Lien Term Loan B2, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€9,243,109	13	-
Primacom Finance (Lux) S.A., Super Senior Facility, 11%,
due 9/30/16 - (Luxembourg) (2), (3)	€6,129,032	8,290,742	0.56%
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK,
due 11/21/17 - (Germany) (2), (3), (4)	€2,542,833	3,439,691	0.23%
Total Cable and Other Subscription Programming		42,189,043

Charter Bus Industry (0.00%)
Coach America Holdings, Inc., Senior Secured 1st Lien Term Loan,
LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$13,507,374	-	-
Coach America Holdings, Inc., Senior Secured Letters of Credit PIK Facility,
LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$151,999	-	-
Coach America Holdings, Inc., Senior Secured Letters of Credit,
LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$3,381,028	-	-
Total Charter Bus Industry		-

◊ Negative amount relates to an unfunded term loan that was acquired and valued at a discount.

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2013

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Coal Mining (2.65%)
Eagle Coal Company, Inc., Senior Secured 1st Lien Term Loan,
LIBOR + 10% , 1.5% LIBOR Floor, due 7/10/18	$13,964,564	$13,755,096	0.93%
Oxford Mining Company, LLC, Senior Secured 2nd Lien Term Loan,
LIBOR + 9.75% Cash + 5.75% PIK, 1.25% LIBOR Floor, due 12/24/15	$27,229,403	25,282,501	1.72%
Total Coal Mining		39,037,597

Communications Equipment Manufacturing (2.47%)
Avaya Inc., Senior Secured 1st Lien Term Loan B3, LIBOR + 4.5%, due 10/26/17	$3,370,193	3,025,355	0.20%
Avaya Inc., Senior Secured 1st Lien Term Loan B5, LIBOR + 6.75%,
1.25% LIBOR Floor, due 3/31/18	$8,762,505	8,319,692	0.57%
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15 (6)	$41,886,249	24,943,261	1.70%
Total Communications Equipment Manufacturing		36,288,308

Couriers and Express Delivery Services (1.73%)
U.S. Xpress Enterprises, Inc., Senior Secured 1st Lien Term Loan,
LIBOR + 7.5%, 1.5% LIBOR Floor, due 11/14/16	$25,567,089	25,439,254	1.73%

Electric Power Generation, Transmission and Distribution (0.78%)
Longview Power, LLC, Senior Secured 1st Lien Non Extended Term Loan,
LIBOR + 4.75%, due 2/28/14	$19,055,046	11,520,395	0.78%

Electrical Equipment Manufacturing (0.54%)
API Technologies Corp., Senior Secured 1st Lien Term Loan, LIBOR + 9.75%,
1.25% LIBOR Floor, due 2/6/18	$7,994,774	7,978,785	0.54%

Electronic Shopping and Mail-Order Houses (1.46%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.5%, due 3/31/16	$21,406,277	21,406,277	1.46%

Full-Service Restaurants (3.40%)
RM Holdco, LLC, Subordinated Convertible Term Loan, 1.12% PIK, due 3/21/18 (6)	$16,511,267	11,368,007	0.77%
RM OpCo, LLC, Convertible 1st Lien Term Loan Tranche B-1, 12% Cash + 7% PIK,
due 3/21/16 (6)	$3,752,010	3,752,010	0.25%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche A, 11%, due 3/21/16 (6)	$10,372,269	10,372,269	0.71%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B,
12% Cash + 7% PIK, due 3/21/16 (6)	$18,680,263	18,680,263	1.27%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B-1,
12% Cash + 7% PIK, due 3/21/16 (6)	$5,887,373	5,887,373	0.40%
Total Full Service Restaurants		50,059,922

Grocery Stores (0.92%)
Bashas, Inc., Senior Secured 1st Lien FILO Term Loan, LIBOR + 9.35%,
1.5% LIBOR Floor, due 12/28/15	$13,364,159	13,564,622	0.92%

Iron and Steel Mills and Ferroalloy Manufacturing (1.08%)
Essar Steel Algoma, Inc., Senior Secured Term Loan, LIBOR + 7.5%,
1.25% LIBOR Floor, due 9/20/14	$15,614,395	15,899,358	1.08%

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2013

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Management, Scientific, and Technical Consulting Services (3.17%)
Hill International, Inc., Senior Secured 2nd Lien Term Loan, 7.5%, due 10/18/16	$46,666,667	$46,573,333	3.17%

Motion Picture and Video Industries (2.95%)
CORE Entertainment, Inc., Senior Secured 1st Lien Term Loan, 9%, due 6/21/17	$26,627,910	24,098,258	1.64%
CORE Entertainment, Inc., Senior Secured 2nd Lien Term Loan, 13.5%, due 6/21/18	$21,302,328	19,363,816	1.31%
Total Motion Picture and Video Industries		43,462,074

Other Amusement and Recreation Industries (0.81%)
Intrawest Cayman L.P., 1st Lien Term Loan, LIBOR + 5.75%, 1.25% LIBOR Floor,
due 12/4/17 - (Cayman Islands)	$1,240,625	1,259,234	0.09%
Intrawest Cayman L.P., 2nd Lien Term Loan, LIBOR + 9.5%, 1.25% LIBOR Floor,
due 12/4/18 - (Cayman Islands)	$10,250,000	10,617,258	0.72%
Total Other Amusement and Recreation Industries		11,876,492

Other Electrical Equipment and Component Manufacturing (2.41%)
Palladium Energy, Inc., 1st Lien Senior Secured Term Loan, LIBOR + 9%,
1% LIBOR Floor, due 12/26/17	$35,000,000	35,455,000	2.41%

Other Financial Investment Activities (0.42%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%,
due 12/31/22	$29,984,340	6,146,790	0.42%

Other Telecommunications (3.36%)
Gogo, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 9.75%, 1.5% LIBOR Floor,
due 6/21/17	$46,242,755	49,479,748	3.36%

Petroleum and Coal Products Manufacturing (1.83%)
Boomerang Tube, LLC, 2nd Lien Term Loan, LIBOR + 9.5%, 1.5% LIBOR Floor,
due 10/11/17	$27,630,939	26,940,165	1.83%

Radio and Television Broadcasting (3.94%)
SiTV, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 6% Cash + 4% PIK,
2% LIBOR Floor, due 8/3/16	$23,467,567	22,564,066	1.53%
The Tennis Channel, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 8.5%,
due 5/29/17	$35,128,333	35,391,796	2.41%
Total Radio and Television Broadcasting		57,955,862

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments
Manufacturing (0.49%)
AGY Holding Corp., Senior Secured Term Loan, 12%, due 9/15/16 (2)	$7,200,688	7,200,688	0.49%

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2013

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Scheduled Air Transportation (1.87%)
Aircraft Secured Mortgages - Aircraft Leased to Delta Air Lines, Inc.
N913DL, 8%, due 3/15/17 (6)	$599,840	$606,870	0.04%
N918DL, 8%, due 8/15/18 (6)	$787,477	789,690	0.05%
N954DL, 8%, due 3/20/19 (6)	$1,037,897	1,034,880	0.07%
N955DL, 8%, due 6/20/19 (6)	$1,073,100	1,067,550	0.07%
N956DL, 8%, due 5/20/19 (6)	$1,071,774	1,067,220	0.07%
N957DL, 8%, due 6/20/19 (6)	$1,082,486	1,076,790	0.07%
N959DL, 8%, due 7/20/19 (6)	$1,093,110	1,086,690	0.07%
N960DL, 8%, due 10/20/19 (6)	$1,133,864	1,124,640	0.08%
N961DL, 8%, due 8/20/19 (6)	$1,122,289	1,115,070	0.08%
N976DL, 8%, due 2/15/18 (6)	$805,338	810,810	0.06%
Aircraft Secured Mortgages - Aircraft Leased to United Airlines, Inc.
N510UA, 20%, due 10/26/16 (6)	$3,341,635	4,116,845	0.28%
N512UA, 20%, due 10/26/16 (6)	$3,391,319	4,200,105	0.29%
N536UA, 16%, due 9/29/14 (6)	$1,398,258	1,479,675	0.10%
N545UA, 16%, due 8/29/15 (6)	$2,702,502	2,994,645	0.20%
N585UA, 20%, due 10/25/16 (6)	$3,981,916	4,932,250	0.34%
Total Scheduled Air Transportation		27,503,730

Semiconductor and Other Electronic Component Manufacturing (4.68%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 8%, 2% LIBOR Floor,
due 9/30/15	$27,414,213	27,414,213	1.87%
Isola USA Corporation, Mezzanine Term Loan, 8% Cash + 8% PIK, due 3/29/16	$3,432,168	3,432,168	0.23%
SunEdison, Inc., Senior Secured 2nd Lien Term Loan,
LIBOR + 9.25%, 1.5% LIBOR Floor, due 10/2/17	$37,171,750	38,751,549	2.63%
SunEdison, Inc., Senior Secured Revolver, LIBOR + 3.75%, due 3/23/14 ∆	$-	(684,298)	(0.05)%
Total Semiconductor and Other Electronic Component Manufacturing		68,913,632

Software Publishers (1.36%)
Coreone Technologies, LLC, Senior Secured 1st Lien Term Loan,
LIBOR + 3.75% Cash + 5% PIK, 1% LIBOR Floor, due 9/4/18	$20,072,222	20,012,005	1.36%

Specialty (except Psychiatric and Substance Abuse) Hospitals (1.26%)
UBC Healthcare Analytics, Inc., Senior Secured 1st Lien Term Loan,
LIBOR + 9%, 1% LIBOR Floor, due 7/1/18	$18,622,690	18,548,199	1.26%

Wired Telecommunications Carriers (1.01%)
Bulgaria Telecom Company AD, 1st Lien Facility 1A Term Loan,
EURIBOR + 5.5%, due 11/9/17 - (Bulgaria) (3)	€8,977,224	11,390,595	0.78%
Viva Telecom Bulgaria EAD, 1st Lien Facility 1B Term Loan,
EURIBOR + 5.5%, due 11/9/17 - (Luxembourg) (3)	€2,699,614	3,425,358	0.23%
Total Wired Telecommunications Carriers		14,815,953

∆ Negative amount relates to an unfunded revolving credit facility that was acquired and valued at a discount.

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2013

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Wireless Telecommunications Carriers (except Satellite) (0.94%)
Globalive Wireless Management Corp., Senior Secured 1st Lien Term Loan,
LIBOR + 10.9%, due 4/30/14 - (Canada)	$13,634,043	$13,770,383	0.94%

Total Bank Debt (Cost $856,118,332)		795,749,953
Other Corporate Debt Securities (24.51%)
Aerospace Product and Parts Manufacturing (0.08%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15 (4)	$20,957,000	930,491	0.06%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15 (4)	$6,123,000	271,861	0.02%
Total Aerospace Product and Parts Manufacturing		1,202,352

Architectural, Engineering, and Related Services (0.17%)
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes,
6% Cash + 10% PIK, due 12/31/19 (2), (5)	$2,490,678	2,490,678	0.17%

Communications Equipment Manufacturing (1.74%)
Avaya, Inc., Senior Secured 2nd Lien Notes, 10.5%, due 3/1/21 (5)	$31,434,000	25,540,125	1.74%

Gaming Industries (2.33%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$64,338,000	34,340,407	2.33%

Home Furnishings Stores (0.04%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$9,189,000	587,235	0.04%

Metal Ore Mining (2.16%)
Thompson Creek Metals Co., Senior Unsecured Notes, 7.375%, due 6/1/18	$35,717,000	31,698,838	2.16%

Nondepository Credit Intermediation (1.60%)
Caribbean Financial Group, Senior Secured Notes, 11.5%, due 11/15/19 (5)	$22,000,000	23,540,000	1.60%

Oil and Gas Extraction (3.56%)
Linc Energy Finance, Inc., Senior Secured Notes, 12.5%, due 10/31/17 (5)	$16,220,000	17,991,527	1.22%
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16 (2), (5)	$25,340,000	26,971,262	1.84%
Woodbine Holdings, LLC, Unsecured Notes, 15% PIK, due 5/12/17 (2)	$7,350,663	7,350,663	0.50%
Total Oil and Gas Extraction		52,313,452

Other Investment Pools and Funds (2.38%)			`
Magnolia Finance V plc, Asset-Backed Credit Linked Notes, 13.125%, due 8/2/21 (5)	$35,000,000	35,000,000	2.38%

Pharmaceutical and Medicine Manufacturing (1.66%)
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 8%, due 12/15/16 - (France) (2), (5)	$24,483,000	24,483,000	1.66%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments
Manufacturing (2.17%)
AGY Holding Corp., Senior Secured 2nd Lien Notes, 11%, due 11/15/16 (2), (5)	$32,444,500	31,941,610	2.17%

Scientific Research and Development Services (1.89%)
BPA Laboratories, Inc., Senior Secured Notes, 12.25%, due 4/1/17 (5)	$27,732,000	27,732,000	1.89%

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2013

Showing Percentage of Total Cash and Investments of the Registrant

	Principal		Percent of
	Amount or	Fair	Cash and
Investment	Shares	Value	Investments

Debt Investments (continued)

Specialty (except Psychiatric and Substance Abuse) Hospitals (2.55%)
Radiation Therapy Services, Inc., Senior Subordinated Notes, 9.875%, due 4/15/17	$51,447,000	$37,556,310	2.55%

Miscellaneous Securities (2.18%) (8)	$41,799,000	32,059,649	2.18%

Total Other Corporate Debt Securities (Cost $385,470,912)		360,485,656

Total Debt Investments (Cost $1,241,589,244)		1,156,235,609

Equity Securities (19.81%)
Aerospace Product and Parts Manufacturing (0.66%)
Beech Holdings, LLC, Membership Units (4), (5)	1,179,906	9,734,225	0.66%

Architectural, Engineering, and Related Services (0.15%)
Alion Science & Technology Corporation, Warrants (4)	9,175	92	-
ESP Holdings, Inc., 15% PIK, Cumulative Preferred Stock (2), (4), (5)	6,674	1,298,124	0.09%
ESP Holdings, Inc., Common Stock (2), (4), (5)	29,156	942,012	0.06%
Total Architectural, Engineering, and Related Services		2,240,228

Business Support Services (0.25%)
STG-Fairway Holdings, LLC, Class A Units (4), (5)	226,242	3,687,971	0.25%

Cable and Other Subscription Programming (0.00%)
Perseus Holdings S.A., Common Stock - (Luxembourg) (2), (3), (4), (5)	78,000	-	-

Coal Mining (0.15%)
Oxford Resource Holdings, LLC, Warrants to Purchase Class B Units (4), (5)	85	8,327	-
Oxford Resource Partners, LP, Warrants to Purchase Common Units (4), (5)	702,034	2,224,963	0.15%
Oxford Resource Partners, LP, Warrants to Purchase Subordinated Units (4), (5)	651,246	8,327	-
Total Coal Mining		2,241,617

Communications Equipment Manufacturing (0.24%)
Dialogic, Inc., Common Stock (4), (5), (6)	4,504,102	3,355,556	0.23%
Dialogic, Inc., Preferred Stock (4), (5), (6)	1	100	-
Dialogic, Inc., Warrants to Purchase Common Stock (4), (5), (6)	1,920,000	118,933	0.01%
Total Communications Equipment Manufacturing		3,474,589

Data Processing, Hosting, and Related Services (0.66%)
GXS Holdings, Inc., Common Stock (4), (5)	1,806,332	181	-
GXS Holdings, Inc., Series A Preferred Stock (4), (5)	34,251	9,659,149	0.66%
Total Data Processing, Hosting, and Related Services		9,659,330

Depository Credit Intermediation (0.16%)
Doral Financial Corporation, Common Stock (4)	120,539	2,299,884	0.16%

Electronic Shopping and Mail-Order Houses (0.22%)
Shop Holding, LLC, Class A Units (4), (5)	1,379,026	2,466,978	0.17%
Shop Holding, LLC, Warrants to Purchase Class A Units (4), (5)	919,351	725,318	0.05%
Total Electronic Shopping and Mail-Order Houses		3,192,296

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2013

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)

Full-Service Restaurants (0.00%)
RM Holdco, LLC, Membership Units (4), (5), (6)	42,552,000	$-	-

Gaming Industries (3.94%)
TOPV New World Holdings, LLC, Membership Interests - (Canada) (2), (4), (5)	6,843,047	55,242,658	3.76%
Tropicana Entertainment, Inc., Common Stock (4), (5)	180,844	2,694,576	0.18%
Total Gaming Industries		57,937,234

Highway, Street, and Bridge Construction (1.40%)
Contech Holdings, Inc., Common Stock (2), (4), (5)	711,255	20,628,981	1.40%

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (4), (5)	94	62,732	-

Metal Ore Mining (0.22%)
St. Barbara Ltd., Common Stock - (Australia) (3), (4)	6,254,591	3,234,208	0.22%

Newspaper, Periodical, Book, and Directory Publishers (0.64%)
HW Topco, Inc., Common Stock (4), (5)	868,872	9,305,619	0.63%
HW Topco, Inc., Preferred Stock (4), (5)	1,693	18,132	-
TBC Holdings I, Inc., Common Stock (4), (5)	2,967	95,537	0.01%
Total Newspaper, Periodical, Book, and Directory Publishers		9,419,288

Oil and Gas Extraction (1.03%)
Woodbine Intermediate Holdings, LLC, Membership Units (4), (5), (6)	576	15,203,997	1.03%

Other Amusement and Recreation Industries (0.00%)
Bally Total Fitness Holding Corporation, Common Stock (4), (5)	3,063	15,316	-
Bally Total Fitness Holding Corporation, Warrants (4), (5)	5,464	-	-
Total Other Amusement and Recreation Industries		15,316

Other Financial Investment Activities (0.00%)
Marsico Holdings, LLC, Common Interest Units (4), (5)	474,738	26,111	-

Other Investment Pools and Funds (0.32%)
TCP Delos Cayman Holdings, Common Shares (3), (4), (5), (6)	551,799	746,419	0.05%
TCP Delos Cayman Holdings, Common Shares (4), (5), (6)	726,529	726,529	0.05%
TCP Delos Delaware Holdings, LLC, Partnership Interest (3), (5), (6)	2,394,699	3,239,309	0.22%
Total Other Investment Pools and Funds		4,712,257

Pharmaceutical and Medicine Manufacturing (1.67%)
NVHL S.A., Common Shares - (Luxembourg) (2), (3), (4), (5)	5,127,200	24,530,394	1.67%

Radio and Television Broadcasting (0.16%)
SCG Financial Acquisition Corp., Common Stock (4)	146,428	1,099,674	0.08%
SiTV, Inc., Warrants to Purchase Common Stock (4), (5)	786,791	1,219,526	0.08%
Total Radio and Television Broadcasting		2,319,200

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2013

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments
Manufacturing (0.39%)
KAGY Holding Company, Inc., Series A Preferred Stock (2), (4), (5)	34,228,948	$5,715,161	0.39%

Scheduled Air Transportation (2.00%)
Equipment Trusts - Aircraft Leased to Delta Air Lines, Inc.
N913DL Trust Beneficial Interest (5), (6)	1,280	248,160	0.02%
N918DL Trust Beneficial Interest (5), (6)	1,114	280,170	0.02%
N954DL Trust Beneficial Interest (5), (6)	1,063	130,350	0.01%
N955DL Trust Beneficial Interest (5), (6)	1,039	221,430	0.02%
N956DL Trust Beneficial Interest (5), (6)	1,045	211,860	0.01%
N957DL Trust Beneficial Interest (5), (6)	1,039	213,840	0.01%
N959DL Trust Beneficial Interest (5), (6)	1,034	215,490	0.01%
N960DL Trust Beneficial Interest (5), (6)	1,017	229,020	0.02%
N961DL Trust Beneficial Interest (5), (6)	1,028	233,640	0.02%
N976DL Trust Beneficial Interest (5), (6)	1,164	200,310	0.01%
Equipment Trusts - Aircraft Leased to United Airlines, Inc.
N510UA Trust Beneficial Interests (5), (6)	484	4,597,369	0.31%
N512UA Trust Beneficial Interests (5), (6)	478	4,532,241	0.31%
N536UA Trust Beneficial Interests (5), (6)	722	6,336,778	0.43%
N545UA Trust Beneficial Interests (5), (6)	601	6,248,096	0.42%
N585UA Trust Beneficial Interests (5), (6)	478	5,601,951	0.38%
Total Scheduled Air Transportation		29,500,705

Semiconductor and Other Electronic Component Manufacturing (0.12%)
TPG Hattrick Holdco, LLC, Common Units (4), (5)	1,935,857	1,703,554	0.12%

Support Activities for Mining (0.69%)
DeepOcean Group Holding BV, Common Stock - (Norway) (4), (5)	410,366	10,218,113	0.69%

Traveler Accommodation (0.05%)
Buffets Restaurants Holdings, Inc., Common Stock (4), (5)	139,526	767,393	0.05%

Wired Telecommunications Carriers (4.69%)
Hawaiian Telcom Holdco, Inc., Common Stock (4)	462,676	12,284,048	0.84%
Hawaiian Telcom Holdco, Inc., Warrants (4)	54,272	652,892	0.04%
Integra Telecom, Inc., Common Stock (2), (4), (5)	10,080,250	44,344,676	3.01%
Integra Telecom, Inc., Warrants (2), (4), (5)	3,018,747	1,784,159	0.12%
V Telecom Investment S.C.A., Common Shares - (Luxembourg) (3), (4), (5)	3,741	9,928,604	0.68%
Total Wired Telecommunications Carriers		68,994,379

Total Equity Securities (Cost $366,151,504)		291,519,163

Total Investments (Cost $1,607,740,748) (7)		1,447,754,772

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2013

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Cash and Cash Equivalents (1.59%)
Wells Fargo Securities, LLC, Overnight Repurchase Agreement, 0.03%, due 10/1/13
Collateralized by FFCB Bond	$2,602,549	$2,602,549	0.18%
Union Bank of California, Commercial Paper, 0.10%, due 10/1/13	$11,000,000	11,000,000	0.75%
Cash Denominated in Foreign Currency	€1,134,781	1,535,018	0.10%
Cash Denominated in Foreign Currency	£100,175	162,144	0.01%
Cash Held on Account at Various Institutions	$8,053,479	8,053,479	0.55%
Total Cash and Cash Equivalents		23,353,190

Total Cash and Investments		$1,471,107,962	100.00%

Notes to Statement of Investments:

(1)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Non-controlled affiliate – as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(3)	Principal amount or shares denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(4)	Non-income producing security.

(5)	Restricted security – See Note 2, Summary of Significant Accounting Policies.

(6)	Controlled issuer – as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer).

(7)	Includes investments with an aggregate fair value of $25,086,250 that have been segregated to collateralize certain unfunded commitments.

(8)	Miscellaneous Securities are comprised of certain unrestricted security positions that have not previously been publicly disclosed.

Aggregate acquisitions and aggregate dispositions of investments, other than government securities, totaled $360,739,304 and $288,609,418, respectively. Aggregate acquisitions includes investment assets received as payment in-kind. Aggregate dispositions includes principal paydowns on debt investments.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $1,607,740,748. Net unrealized depreciation aggregated $159,580,951, of which $140,113,631 related to appreciated investments and $299,694,582 related to depreciated investments.

The total value of restricted securities and bank debt as of September 30, 2013 was $1,283,388,520, or 87.24% of total cash and investments of the Registrant.

Derivative instruments at September 30, 2013 were as follows:

	Notional
Instrument	Amount	Fair Value
Foreign currency forward exchange contract, sell AUD vs. USD for settlement April 4, 2014	AUD 5,182,870	$405,025

Investments of the Registrant may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period. At September 30, 2013, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$34,340,407	$22,273,370
2	Other observable market inputs*	52,318,805	223,676,946	24,938,314
3	Independent third-party pricing sources that employ significant unobservable inputs	743,431,148	93,915,288	229,109,315
3	Investment Manager valuations with significant unobservable inputs	-	8,553,015	15,198,164
Total		$795,749,953	$360,485,656	$291,519,163

* E.g., quoted prices in inactive markets or quotes for comparable instruments

Changes in investments categorized as Level 3 during the nine months ended September 30, 2013 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$662,095,730	$65,111,150	$191,007,907
Net realized and unrealized gains (losses)	2,222,257	23,659,514	(9,482,636)
Acquisitions	226,586,453	35,119,859	33,041,900
Dispositions	(131,556,807)	(23,975,287)	(4,128,300)
Transfer into Level 3ǂ	83,552	32,282,277	18,670,444
Transfers out of Level 3†	(16,000,037)	(38,282,225)	-
Ending balance	$743,431,148	$93,915,288	$229,109,315

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$2,231,588	$23,659,514	$12,461,262

ǂ Comprised of three investments that transferred from Level 2 due to reduced trading volumes.

†Comprised of five investments that transferred to Level 2 due to increased observable market activity.

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$100,876	$6,582,065	$9,001,492
Net realized and unrealized gains (losses)	(284,198)	4,414,320	1,676,297
Acquisitions	-	768,598	4,529,279
Dispositions	(815,392)	(5,649,168)	(8,904)
Transfers into Level 3‡	998,714	2,437,200	-
Ending balance	$-	$8,553,015	$15,198,164

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$-	$4,414,320	$1,676,174

‡ Comprised of five investments that transferred from Level 2 due to reduced trading volumes.

Changes to investments in affiliates(1) and interest and dividends earned on such securities during the nine months ended September 30, 2013 were as follows:

	Value,			Value,	Interest &
	Beginning of			End of	Dividends
Investment	Period	Acquisitions	Dispositions	Period	Earned

AGY Holding Corp., Senior Secured 2nd Lien Notes, 11%, due 11/15/16	$-	$23,975,287	$-	$31,941,610	$1,348,249
AGY Holding Corp., Senior Secured Term Loan, 12%, due 9/15/16	-	7,200,688	-	7,200,688	228,022
Aircraft Secured Mortgages - Aircraft Leased to Delta Air Lines, Inc.
N913DL, 8%, due 3/15/17	713,130	-	(111,712)	606,870	39,350
N918DL, 8%, due 8/15/18	882,420	-	(98,890)	789,690	50,223
N954DL, 8%, due 3/20/19	1,160,280	-	(113,608)	1,034,880	65,817
N955DL, 8%, due 6/20/19	1,188,000	-	(109,284)	1,067,550	67,794
N956DL, 8%, due 5/20/19	1,189,650	-	(111,100)	1,067,220	67,771
N957DL, 8%, due 6/20/19	1,198,560	-	(110,239)	1,076,790	68,387
N959DL, 8%, due 7/20/19	1,207,470	-	(109,386)	1,086,690	68,998
N960DL, 8%, due 10/20/19	1,243,770	-	(107,774)	1,124,640	71,393
N961DL, 8%, due 8/20/19	1,236,510	-	(110,376)	1,115,070	70,779
N976DL, 8%, due 2/15/18	918,720	-	(114,794)	810,810	51,772
Aircraft Secured Mortgages - Aircraft Leased to United Airlines, Inc.
N510UA, 20%, due 10/26/16	5,223,660	-	(568,058)	4,116,845	548,048
N512UA, 20%, due 10/26/16	5,298,775	-	(555,847)	4,200,105	554,495
N536UA, 16%, due 9/29/14	2,646,220	-	(1,001,813)	1,479,675	228,634
N545UA, 16%, due 8/29/15	4,161,190	-	(897,730)	2,994,645	378,822
N585UA, 20%, due 10/25/16	6,222,780	-	(652,648)	4,932,250	650,697
Contech Engineered Solutions, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 8% Cash + 3% PIK, 2% LIBOR Floor, due 2/7/17	10,128,064	126,383	(10,254,447)	-	600,925
Contech Holdings, Inc., Common Stock	18,670,444	-	-	20,628,981	-
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15	31,713,980	5,265,024	-	24,943,261	2,999,820
Dialogic, Inc., Common Stock	5,094,464	-	-	3,355,556	-
Dialogic, Inc., Preferred Stock	100	-	-	100	-
Dialogic, Inc., Warrants to Purchase Common Stock	1,463,200	-	-	118,933	-
Equipment Trusts - Aircraft Leased to Delta Air Lines, Inc.
N913DL Trust Beneficial Interest	216,480	111,712	(136,899)	248,160	-
N918DL Trust Beneficial Interest	233,970	98,890	(130,066)	280,170	-
N954DL Trust Beneficial Interest	220,110	113,608	(156,872)	130,350	-
N955DL Trust Beneficial Interest	311,850	109,284	(154,960)	221,430	-
N956DL Trust Beneficial Interest	316,800	111,100	(157,095)	211,860	-
N957DL Trust Beneficial Interest	318,120	110,239	(156,445)	213,840	-
N959DL Trust Beneficial Interest	319,110	109,386	(155,801)	215,490	-
N960DL Trust Beneficial Interest	329,340	107,774	(155,312)	229,020	-
N961DL Trust Beneficial Interest	332,640	110,376	(158,031)	233,640	-
N976DL Trust Beneficial Interest	161,700	114,794	(149,316)	200,310	-
Equipment Trusts - Aircraft Leased to United Airlines, Inc.
N510UA Trust Beneficial Interest	4,569,318	568,058	(256,580)	4,597,369	-
N512UA Trust Beneficial Interest	4,513,239	555,847	(252,375)	4,532,241	-
N536UA Trust Beneficial Interest	5,951,253	1,001,813	(322,949)	6,336,778	-
N545UA Trust Beneficial Interest	5,878,101	897,730	(339,634)	6,248,096	-
N585UA Trust Beneficial Interest	5,557,611	652,648	(334,204)	5,601,951	-
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 13%,
2.5% LIBOR Floor, due 3/31/17	3,424,501	-	(2,947,562)	476,939	239,803
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 6% Cash + 10% PIK, due 12/31/19	2,345,925	119,859	-	2,490,678	292,560
ESP Holdings, Inc., 15% PIK, Cumulative Preferred Stock	1,197,909	-	-	1,298,124	-
ESP Holdings, Inc., Common Stock	744,148	-	-	942,012	-
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, 2% LIBOR Floor, due 4/15/15	12,338,872	-	(12,280,051)	-	196,969
Integra Telecom, Inc., Common Stock	39,851,440	-	-	44,344,676	-
Integra Telecom, Inc., Senior Secured 1st Lien Notes, 10.75%, due 4/15/16	6,115,379	401,850	(5,830,000)	-	109,677
Integra Telecom, Inc., Warrants	-	-	-	1,784,159	-
KAGY Holding Company, Inc., Series A Preferred Stock	-	25,759,734	-	5,715,161	-
Medfort, S.a.r.1., 1st Lien Term Loan A, 15% PIK, due 11/21/17	4,304,133	-	-	4,630,744	-
Medfort, S.a.r.1., 1st Lien Term Loan A2, 15% PIK, due 11/21/17	15,132,431	-	-	16,280,724	-
Medfort, S.a.r.1., 1st Lien Term Loan B, 1% PIK, due 11/21/17	3,972,377	-	-	9,547,129	-
Medfort, S.a.r.1., 1st Lien Term Loan B2, 1% PIK, due 11/21/17	12	-	-	13	-
NHSAS Holdings, LLC, Membership Units	8,781	-	(8,904)	-	-
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 8%, due 12/15/16	24,483,000	-	-	24,483,000	1,468,980
NVHL S.A., Common Shares	23,924,705	-	-	24,530,394	-
Online Resources Corporation, Common Stock	4,447,838	-	(7,543,960)	-	-
Perseus Holdings S.A., Common Stock	-	-	-	-	-
Primacom Finance (Lux) S.A., Super Senior Facility, 11%, due 9/30/16	-	8,052,936	-	8,290,742	543,328
Primacom Holding GmbH, Super Senior Facility A, 12% PIK, due 9/30/15	4,184,876	-	(4,167,747)	-	78,645
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK, due 11/21/17	3,354,760	-	-	3,439,691	-
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock	-	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase
Series A Preferred Stock	-	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock	-	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock	-	-	-	-	-
RM Holdco, LLC, Membership Units	2,746,522	-	-	-	-
RM Holdco, LLC, Subordinated Convertible Term Loan, 1.12% PIK, due 3/21/18	16,511,267	-	-	11,368,007	140,236

RM OpCo, LLC, Convertible 1st Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16	-	3,659,155	-	3,752,010	308,647
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche A, 11%, due 3/21/16	10,588,767	37,122	(253,620)	10,372,269	875,582
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B, 12% Cash + 7% PIK, due 3/21/16	17,627,841	1,052,422	-	18,680,263	2,622,225
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16	5,567,313	347,320	-	5,887,373	827,219
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15	13,900,141	26,030	(16,461,725)	-	(2,461,954)
TCP Delos Cayman Holdings, Common Shares	-	1,438,681	-	1,472,948	-
TCP Delos Delaware Holdings, LLC, Partnership Interest	-	3,090,598	-	3,239,309	-
TOPV New World Holdings, LLC, Membership Interests	56,214,933	-	-	55,242,658	-
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16	27,240,500	-	-	26,971,262	2,280,600
Woodbine Holdings, LLC, Unsecured Notes, 15% PIK, due 5/12/17	6,582,065	768,598	-	7,350,663	3,843
Woodbine Intermediate Holdings, LLC, Membership Units	11,022,898	-	-	15,203,997	-

Note to Schedule of Changes in Investments in Affiliates:

(1)	The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Registrant of 5% or more of the issuers' voting securities.

Acquisition date and cost of restricted securities of unaffiliated issuers held at September 30, 2013 were as follows:

Investment	Acquisition Date	Cost

Avaya, Inc., Senior Secured 2nd Lien Notes, 10.5%, due 3/1/21	Various 2013	$25,287,048
Bally Total Fitness Holding Corporation, Common Stock	4/30/10	13,422,993
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
Beech Holdings, LLC, Membership Units	3/1/2013 & 9/30/13	12,277,608
BPA Laboratories, Inc., Senior Secured Notes, 12.25%, due 4/1/17	Various 2012 & 2013	26,259,145
Buffets Restaurants Holdings, Inc., Common Stock	8/24/12	3,813,240
Caribbean Financial Group, Senior Secured Notes, 11.5%, due 11/15/19	10/19/12	21,601,505
DeepOcean Group Holding BV, Common Stock	5/13/11	8,708,604
GXS Holdings, Inc., Common Stock	3/28/08	2,510,633
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	100,425
HW Topco, Inc., Common Stock	1/13/12 & 1/15/13	5,861,481
HW Topco, Inc., Preferred Stock	1/13/12	11,398
Linc Energy Finance, Inc., Senior Secured Notes, 12.5%, due 10/31/17	10/5/12	15,727,138
Magnolia Finance V plc, Asset-Backed Credit Linked Notes, 13.125%, due 8/2/21	8/1/13	35,000,000
Marsico Holdings, LLC, Common Interest Units	9/10/12	485,982
Oxford Resource Holdings, LLC, Warrants to Purchase Class B Units	6/24/13	3,590
Oxford Resource Partners, LP, Warrants to Purchase Common Units	6/24/13	959,196
Oxford Resource Partners, LP, Warrants to Purchase Subordinated Units	6/24/13	3,590
Precision Holdings, LLC, Class C Membership Interests	9/30/10 & 7/25/11	3,929
Shop Holding, LLC, Class A Units	6/2/11	1,301,747
Shop Holding, LLC, Warrants to Purchase Class A Units	6/2/11	-
SiTV, Inc., Warrants to Purchase Common Stock	8/3/12	1,012,080
STG-Fairway Holdings, LLC, Class A Units	12/30/10	3,096,484
TBC Holdings I, Inc., Common Stock	11/18/11	281,286
TPG Hattrick Holdco, LLC, Common Units	9/30/10	892,388
Tropicana Entertainment, Inc., Common Stock	3/8/10	9,612,500
V Telecom Investment S.C.A., Common Shares	11/9/12	8,688,957

ITEM 2.          CONTROLS AND PROCEDURES.

(a)          The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.          EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By:	/s/ Mark K. Holdsworth
Name:	Mark K. Holdsworth
Title:	Chief Executive Officer
Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark K. Holdsworth
Name:	Mark K. Holdsworth
Title:	Chief Executive Officer
Date:	November 29, 2013

By:	/s/ Paul L. Davis
Name:	Paul L. Davis
Title:	Chief Financial Officer
Date:	November 29, 2013